Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net loss per ordinary share, diluted		$ (0.21)	$ (0.26)
Weighted average number of ordinary shares outstanding diluted	[1]	20,392,984	15,254,457

[1]	The weighted average number of ordinary shares is excluding the warrants and options described in note 4 below as they are anti-dilutive.